Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
Plan Termination
7.
PLAN TERMINATION

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions set forth in ERISA. In the event of Plan termination, Participants are always 100 percent vested in their Employer Matching Contributions.